Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives by Intangible Assets	Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset classes are as follows:
Category	Estimated useful lives
Software	3 years

Schedule of Revenues	Revenues are presented net of value added taxes (“VAT”).
	For the years ended June 30,
	2024	2023	2022
AI services	$29,575,625	$12,689,750	$2,566,418
Others	-	38,563	101,496
Total revenues	$29,575,625	$12,728,313	$2,667,914